Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
Intangible assets, net

Note 9 — Intangible assets, net

Intangible assets, net, consist of the following:

	As of December 31,
	2023	2022

Capitalized development costs (1)	$11,416,518	$10,478,966
Purchased software	395,446	407,067
Software from business combinations	36,101,237	-
Subtotal	47,913,201	10,886,033
Less: accumulated amortization	(10,614,005)	(5,723,309)
Impairment of capitalized development cost and software acquired	(2,266,746)
Intangible assets, net	$35,032,450	$5,162,724

(1)	The Company capitalized development costs related to its core supporting modules of the global trade applications and solutions incurred during the application development stage.

Amortization expense for the years ended December 31, 2023, 2022 and 2021 amounted to $5,004,968, $1,803,853 and $1,692,352, respectively.